Income Taxes (Earnings from Operations and Provision for Income Taxes) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S Earnings	$ (309)	$ 3,176	$ 6,066
Non-U.S. earning	8,495	7,087	3,034
Earnings from continuing operations	8,186	10,263	9,100
Current And Deferred Income Tax Benefit Provision For Income Taxes [Abstract]
U.S Federal Current	1,549	(122)	2,005
U.S Federal Deferred	492	261	(2,571)
Non- U.S Current	4,867	2,035	2,703
Non- U.S Deferred	(121)	(982)	(1,004)
Other	(302)	(419)	86
Benefit (provision) for income taxes	6,485	773	1,219
Cumulative earning of non-U.S affiliates reinvested indefinitely	$ 104,000	$ 119,000	$ 110,000
Number of income tax returns file annually	5,500
Number of global taxing jurisdictions	300
Percentage of change in effective tax rate	4.40%		1.90%
Percentage of change in effective tax rate due to GE Exit Plan charges	77.30%